Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 40,988		¥ 27,470		$ 6,432
Accumulated depreciation	(20,345)		(11,876)		(3,193)
Property and equipment, net	20,643		15,594		3,239
Depreciation expense	9,917	$ 1,556	4,828	¥ 3,499
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,157		6,763		1,437
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,289		1,601		830
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,482		6,124		1,331
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 18,060		¥ 12,982		$ 2,834